Deferred revenue and customer deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred revenue and customer deposits
Deferred revenue	¥ 87,070	$ 11,929	¥ 82,799
Customer deposits	60,041	8,225	58,719
Total deferred revenue and customer deposits - current	¥ 147,111	$ 20,154	¥ 141,518